Equity-settled share-based transactions - Prenetics 2022 Plan, Narrative (Details) - Restricted share units - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price (in US dollars per share)	$ 0.01	$ 0.01	$ 0.01
Weighted average remaining contractual life (in years)	0 years	4 months 24 days
Prenetics 2022 Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life (in years)	3 years
Expense from equity-settled share-based payment transactions	$ 6,381	$ 5,416
Bottom | Prenetics 2022 Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price (in US dollars per share)	$ 0.001	$ 0.001
Top of range | Prenetics 2022 Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price (in US dollars per share)	$ 2.96	$ 3.00
Weighted average remaining contractual life (in years)		3 years